Stock-Based Compensation (Recognized Stock-Based Compensation Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 26, 2013	May 27, 2012	May 29, 2011
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	$ 49.3	$ 56.1	$ 66.6
Stock options
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	18.4	19.0	20.7
Restricted stock/restricted stock units
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	2.6	4.3	9.9
Darden stock units
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	19.9	17.1	17.1
Performance stock units
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	5.1	12.6	15.6
Employee stock purchase plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	1.8	1.8	1.9
Director compensation program/other
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	$ 1.5	$ 1.3	$ 1.4